New Standards, Amendments and Interpretations - Summary of Reclassification and Impacts of Financial Assets (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of reclassification of financial assets [line items]
Other comprehensive income	€ 852
IFRS9 [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income	852
IFRS9 [member] | Other financial assets at fair value through profit loss [member]
Disclosure of reclassification of financial assets [line items]
Financial assets recognized under the fair value option	350
IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Financial assets held to meet obligations under postemployment deferred compensation plans [member]
Disclosure of reclassification of financial assets [line items]
Financial assets recognized under the fair value option	350
IFRS9 [member] | Additional paid-in capital and retained earnings [member]
Disclosure of reclassification of financial assets [line items]
Other comprehensive income	852
Quoted equity investments [member] | IFRS9 [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	1,560
Quoted equity investments [member] | IFRS9 [member] | Equity instruments fair value other comprehensive income non reclassifiable [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	1,389
Quoted equity investments [member] | IFRS9 [member] | Equity instruments fair value other comprehensive income non reclassifiable [member] | Quoted equity investments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	1,327
Quoted equity investments [member] | IFRS9 [member] | Equity instruments fair value other comprehensive income non reclassifiable [member] | Unquoted equity investments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	62
Quoted equity investments [member] | IFRS9 [member] | Debt instruments fair value other comprehensive income reclassifiable [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	199
Quoted equity investments [member] | IFRS9 [member] | Debt instruments fair value other comprehensive income reclassifiable [member] | Debt Instruments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	199
Quoted equity investments [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	944
Quoted equity investments [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Debt Instruments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	51
Quoted equity investments [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Equity instruments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	44
Quoted equity investments [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Available-for-sale financial assets (contingent consideration receivable) [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	292
Quoted equity investments [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Financial assets held to meet obligations under post-employment benefit plans [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	198
Quoted equity investments [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Financial assets held to meet obligations under postemployment deferred compensation plans [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	359
Quoted equity investments [member] | IFRS9 [member] | Additional paid-in capital and retained earnings [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	852
Unquoted equity investments [member] | IFRS9 [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	123
Unquoted equity investments [member] | IFRS9 [member] | Equity instruments fair value other comprehensive income non reclassifiable [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	1,327
Unquoted equity investments [member] | IFRS9 [member] | Equity instruments fair value other comprehensive income non reclassifiable [member] | Quoted equity investments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	1,327
Unquoted equity investments [member] | IFRS9 [member] | Debt instruments fair value other comprehensive income reclassifiable [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	199
Unquoted equity investments [member] | IFRS9 [member] | Debt instruments fair value other comprehensive income reclassifiable [member] | Debt Instruments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	199
Unquoted equity investments [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	34
Unquoted equity investments [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Equity instruments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	34
Available-for-sale financial assets (contingent consideration receivable) [member] | IFRS9 [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	292
Available-for-sale financial assets (contingent consideration receivable) [member] | IFRS9 [member] | Equity instruments fair value other comprehensive income non reclassifiable [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	62
Available-for-sale financial assets (contingent consideration receivable) [member] | IFRS9 [member] | Equity instruments fair value other comprehensive income non reclassifiable [member] | Unquoted equity investments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	62
Available-for-sale financial assets (contingent consideration receivable) [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	61
Available-for-sale financial assets (contingent consideration receivable) [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Debt Instruments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	51
Available-for-sale financial assets (contingent consideration receivable) [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Equity instruments [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	10
Financial assets held to meet obligations under post-employment benefit plans [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	2,182
Financial assets held to meet obligations under post-employment benefit plans [member] | IFRS9 [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	207
Financial assets held to meet obligations under post-employment benefit plans [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	292
Financial assets held to meet obligations under post-employment benefit plans [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Available-for-sale financial assets (contingent consideration receivable) [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	292
Financial assets held to meet obligations under deferred compensation plans [member]
Disclosure of reclassification of financial assets [line items]
Financial assets recognized under the fair value option	350
Financial assets held to meet obligations under deferred compensation plans [member] | IFRS9 [member]
Disclosure of reclassification of financial assets [line items]
Financial assets recognized under the fair value option	350
Financial assets held to meet obligations under deferred compensation plans [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	207
Financial assets held to meet obligations under deferred compensation plans [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Financial assets held to meet obligations under post-employment benefit plans [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	198
Financial assets held to meet obligations under deferred compensation plans [member] | IFRS9 [member] | Other financial assets at fair value through profit loss [member] | Financial assets held to meet obligations under postemployment deferred compensation plans [member]
Disclosure of reclassification of financial assets [line items]
Available-for-sale financial assets	€ 9